UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Michael L. Kern, III, CFA
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Capstone Church Capital Fund
Schedule of Investments
June 30, 2016 (Unaudited)

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		6.09%
	Sonrise Baptist Church of Clovis (e)
749,288	7.50%, 06/01/2020		$ 375,393
	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		102,042
128,000	7.30%, 09/18/2030		114,099
143,000	7.30%, 03/18/2032		116,559
	The United Pentecostal Church of Modesto, Inc. (c) (d)
11,016	7.50%, 11/21/2020		3,259
23,684	7.50%, 05/21/2021		7,013
23,684	7.50%, 11/21/2021		7,020
24,786	7.50%, 05/21/2022		7,354
28,091	7.60%, 11/21/2023		8,354
29,192	7.60%, 05/21/2024		8,691
30,294	7.60%, 11/21/2024		8,970
30,845	7.60%, 05/21/2025		9,139
32,497	7.60%, 11/21/2025		9,567
34,150	7.60%, 05/21/2026		10,057
36,353	7.60%, 05/21/2027		10,710
38,005	7.60%, 11/21/2027		11,200
39,107	7.60%, 05/21/2028		11,529
40,208	7.60%, 11/21/2028		11,853
47,369	7.60%, 11/21/2030		13,974
49,021	7.60%, 05/21/2031		14,466
50,674	7.60%, 11/21/2031		14,822
52,877	7.60%, 05/21/2032		15,466
54,529	7.60%, 11/21/2032		15,950
56,732	7.60%, 05/21/2033		16,594
61,690	7.60%, 05/21/2034		18,044
63,342	7.60%, 11/21/2034		18,528
	Victory Christian Center of the Desert, Inc. (c) (d)
16,991	8.40%, 10/15/2020		16,544
17,557	8.40%, 04/15/2021		17,112
18,124	8.40%, 10/15/2021		17,663
19,257	8.40%, 04/15/2022		18,767
19,823	8.40%, 10/15/2022		19,308
20,389	8.40%, 04/15/2023		19,876
21,522	8.40%, 10/15/2023		20,997
22,655	8.40%, 04/15/2024		22,120
23,221	8.40%, 10/15/2024		22,557
24,354	8.40%, 04/15/2025		23,667
25,487	8.40%, 10/15/2025		24,623
26,619	8.40%, 04/15/2026		25,722
27,186	8.40%, 10/15/2026		26,275
28,885	8.40%, 04/15/2027		27,923
30,018	8.40%, 10/15/2027		29,024
31,150	8.40%, 04/15/2028		30,126
32,283	8.40%, 10/15/2028		31,227
33,982	8.40%, 04/15/2029		32,878
35,115	8.40%, 10/15/2029		33,977
36,814	8.40%, 04/15/2030		35,629
38,513	8.40%, 10/15/2030		37,277
39,646	8.40%, 04/15/2031		38,381
41,911	8.40%, 10/15/2031		40,235
43,044	8.40%, 04/15/2032		41,322
45,310	8.40%, 10/15/2032		43,497
47,009	8.40%, 04/15/2033		45,128
49,274	8.40%, 10/15/2033		47,303
50,973	8.40%, 04/15/2034		48,934
39,080	8.40%, 10/15/2034		37,516
Florida		13.68%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
233,307	7.50%, 03/15/2027		117,610
150,697	7.50%, 09/15/2027		75,981
192,456	7.50%, 03/15/2028		97,056
108,937	7.50%, 09/15/2028		54,948
169,761	7.50%, 03/15/2029		$ 85,644
131,633	7.50%, 09/15/2029		66,422
263,265	7.50%, 03/15/2030		132,870
301,393	7.50%, 09/15/2030		152,143
82,611	7.50%, 03/15/2031		41,702
	Bethel Baptist Institutional Church, Inc. (e)
251,757	0.00%, 01/01/2022 (f)		25
1,696,821	3.50%, 01/01/2022		1,124,484
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,000
33,000	8.20%, 12/15/2015		33,000
65,000	8.40%, 12/15/2020		65,384
69,000	8.40%, 06/15/2021		69,476
71,000	8.40%, 12/15/2021		71,710
74,000	8.40%, 06/15/2022		74,740
71,000	8.40%, 12/15/2022		71,689
10,000	8.40%, 06/15/2025		10,074
23,000	8.40%, 12/15/2026		23,041
24,000	8.40%, 06/15/2027		24,048
29,000	8.40%, 12/15/2029		29,084
32,000	8.40%, 12/15/2030		32,102
117,000	8.40%, 12/15/2032		116,403
84,000	8.40%, 12/15/2033		83,572
199,000	8.40%, 06/15/2034		197,985
70,000	8.40%, 12/15/2034		69,643
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		45,035
59,000	7.60%, 09/17/2034		47,230
60,000	7.60%, 03/17/2035		47,718
63,000	7.60%, 09/17/2035		49,890
65,000	7.60%, 03/17/2036		51,142
68,000	7.60%, 09/17/2036		53,217
70,000	7.60%, 03/17/2037		54,516
73,000	7.60%, 09/17/2037		56,911
76,000	7.60%, 03/17/2038		58,976
79,000	7.60%, 09/17/2038		60,909
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e)
152,235	6.00%, 11/5/2019		144,258
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
26,000	7.70%, 11/28/2012		9,776
33,000	7.70%, 05/28/2013		12,408
34,000	7.70%, 11/28/2013		12,784
35,000	7.80%, 05/28/2014		13,160
63,000	8.40%, 05/28/2021		23,846
64,000	8.40%, 11/28/2021		24,250
68,000	8.40%, 05/28/2022		25,792
32,000	8.40%, 11/28/2023		12,102
30,000	8.40%, 05/28/2024		11,415
33,000	8.40%, 11/28/2024		12,494
86,000	8.40%, 05/28/2025		32,568
91,000	8.40%, 11/28/2025		34,262
93,000	8.40%, 05/28/2026		35,024
98,000	8.40%, 11/28/2026		36,907
42,000	8.40%, 11/28/2031		$ 15,712
154,000	8.40%, 05/28/2032		57,611
156,000	8.40%, 11/28/2032		58,360
	Truth For Living Ministries, Inc. (c) (d) (e)
308,054	4.00%, 11/15/2022		85,639
Georgia		4.23%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		4,480
33,000	7.70%, 09/01/2015		4,620
39,000	7.80%, 03/01/2018		5,542
11,000	7.80%, 09/01/2018		1,565
45,000	7.80%, 09/01/2019		6,372
46,000	7.80%, 03/01/2020		6,509
48,000	7.80%, 09/01/2020		6,758
50,000	7.80%, 03/01/2021		7,045
56,000	7.90%, 09/01/2022		7,913
50,000	7.90%, 03/01/2023		7,070
38,000	7.90%, 03/01/2034		5,293
89,000	7.90%, 09/01/2035		12,513
159,000	7.90%, 03/01/2036		22,149
64,000	7.90%, 09/01/2036		9,005
51,000	8.00%, 09/01/2021		7,222
54,000	8.00%, 03/01/2022		7,657
	Victory Baptist Church of Loganville, Inc
69,000	7.90%, 07/15/2030		65,522
74,000	7.90%, 07/15/2031		66,385
81,000	7.90%, 07/15/2032		68,972
87,000	7.90%, 07/15/2033		72,245
90,000	7.90%, 01/15/2034		74,520
95,000	7.90%, 07/15/2034		78,394
98,000	7.90%, 01/15/2035		80,370
101,000	7.90%, 07/15/2035		82,517
106,000	7.90%, 01/15/2036		86,072
110,000	7.90%, 07/15/2036		88,990
115,000	7.90%, 01/15/2037		93,058
119,000	7.90%, 07/15/2037		95,593
123,000	7.90%, 01/15/2038		98,548
129,000	7.90%, 07/15/2038		103,187
Illinois		1.91%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		21,119
37,000	7.80%, 12/12/2019		22,263
37,000	7.80%, 06/12/2020		22,237
40,000	7.80%, 12/12/2020		23,904
41,000	7.80%, 06/12/2021		24,526
42,000	7.80%, 12/12/2021		25,150
45,000	7.80%, 06/12/2022		26,973
50,000	7.90%, 12/12/2023		30,045
51,000	7.90%, 06/12/2024		30,671
54,000	7.90%, 12/12/2024		32,303
56,000	7.90%, 06/12/2025		33,516
43,000	7.90%, 06/12/2030		25,628
86,000	7.90%, 12/12/2030		51,265
24,000	7.90%, 12/12/2033		14,184
112,000	7.90%, 06/12/2034		66,192
117,000	7.90%, 12/12/2034		69,147
45,000	8.00%, 12/12/2022		26,996
48,000	8.00%, 06/12/2023		28,819
Indiana		3.93%
	Madison Park Church of God, Inc. (e )
1,797,697	2.50%, 01/01/2033		1,051,653
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
24,000	7.90%, 12/22/2031		9,336
26,000	7.90%, 12/22/2032		10,114
27,000	7.90%, 06/22/2033		10,503
29,000	7.90%, 12/22/2033		11,281
29,000	7.90%, 06/22/2034		11,281
31,000	7.90%, 12/22/2034		12,059
32,000	7.90%, 06/22/2035		$ 12,448
33,000	7.90%, 12/22/2035		12,837
34,000	7.90%, 06/22/2036		13,226
36,000	7.90%, 12/22/2036		14,004
38,000	7.90%, 06/22/2037		14,782
Louisiana		2.07%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		96,254
15,000	7.90%, 10/20/2031		13,251
91,000	7.90%, 04/20/2032		78,715
121,000	7.90%, 10/20/2032		102,100
126,000	7.90%, 04/20/2033		105,336
136,000	7.90%, 04/20/2034		112,458
141,000	7.90%, 10/20/2034		115,860
Maryland		0.14%
	Ark of Safety Christian Church, Inc. (c) (d)
47,138	8.00%, 05/15/2027		43,518
Massachusetts		0.85%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		75,060
114,000	7.30%, 08/20/2033		88,988
118,000	7.30%, 02/20/2034		91,816
North Carolina		0.12%
	Accumulated Resources of Kindred Spirits (c) (d)
60,726	7.75%, 12/01/2009		37,104
Rhode Island		2.97%
	The Cathedral of Life Christian Assembly (c) (d)
10,000	7.50%, 08/15/2016		7,401
11,000	7.50%, 08/15/2017		8,243
23,000	7.50%, 08/15/2020		17,158
23,000	7.50%, 02/15/2021		17,176
25,000	7.50%, 08/15/2021		18,690
25,000	7.50%, 02/15/2022		18,708
35,000	7.60%, 08/15/2026		26,019
37,000	7.60%, 02/15/2027		27,510
39,000	7.60%, 08/15/2027		29,004
40,000	7.60%, 02/15/2028		29,756
41,000	7.60%, 08/15/2028		30,504
43,000	7.60%, 02/15/2029		32,001
45,000	7.60%, 08/15/2029		33,494
46,000	7.60%, 02/15/2030		34,242
48,000	7.60%, 08/15/2030		35,741
50,000	7.60%, 02/15/2031		37,235
52,000	7.60%, 08/15/2031		38,386
53,000	7.60%, 02/15/2032		39,125
58,000	7.60%, 02/15/2033		42,816
60,000	7.60%, 08/15/2033		44,292
62,000	7.60%, 02/15/2034		45,768
65,000	7.60%, 08/15/2034		47,983
67,000	7.60%, 02/15/2035		49,459
70,000	7.60%, 08/15/2035		51,674
62,000	7.60%, 08/15/2036		$ 45,768
58,000	7.60%, 02/15/2037		42,816
7,000	7.60%, 08/15/2037		5,167
26,000	8.00%, 08/15/2022		19,469
28,000	8.00%, 02/15/2023		20,983
Tennessee		4.49%
	Grace Christian Fellowship Church, Inc. (c) (d)
38,000	8.40%, 07/18/2021		29,313
39,000	8.40%, 10/18/2021		30,096
40,000	8.40%, 01/18/2022		31,024
41,000	8.40%, 04/18/2022		31,812
41,000	8.40%, 07/18/2022		31,689
42,000	8.40%, 10/18/2022		32,470
44,000	8.40%, 01/18/2023		34,038
44,000	8.40%, 04/18/2023		34,047
45,000	8.40%, 07/18/2023		34,839
46,000	8.40%, 10/18/2023		35,622
47,000	8.40%, 01/18/2024		36,416
47,000	8.40%, 04/18/2024		36,430
34,000	8.40%, 07/18/2024		26,214
50,000	8.40%, 10/18/2024		38,555
51,000	8.40%, 01/18/2025		39,341
52,000	8.40%, 04/18/2025		40,113
54,000	8.40%, 10/18/2025		41,413
56,000	8.40%, 01/18/2026		42,958
56,000	8.40%, 04/18/2026		42,958
58,000	8.40%, 10/18/2026		44,498
60,000	8.40%, 01/18/2027		46,044
35,000	8.40%, 10/18/2028		26,873
30,000	8.40%, 01/18/2029		23,040
52,000	8.40%, 04/18/2029		39,936
20,000	8.40%, 07/18/2029		15,362
75,000	8.40%, 10/18/2029		57,607
77,000	8.40%, 01/18/2030		59,151
78,000	8.40%, 04/18/2030		59,920
81,000	8.40%, 07/18/2030		62,240
81,000	8.40%, 10/18/2030		62,232
21,000	8.40%, 04/18/2031		16,136
38,000	8.40%, 07/18/2031		28,960
88,000	8.40%, 10/18/2031		67,056
100,000	8.40%, 04/18/2033		76,200
Texas		0.66%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		200,000
Washington		1.64%
	Cascade Christian Center of Skagit Valley (e )
573,301	3.50%, 10/20/2020		493,153
Washington, DC		0.60%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		26,026
80,000	8.30%, 07/12/2015		27,040
98,000	8.40%, 01/12/2018		33,565
45,000	8.40%, 07/12/2018		15,444
100,000	8.40%, 01/12/2027		33,630
130,000	8.40%, 01/12/2033		43,719

Total Church Mortgage Bonds (Cost $20,302,802)		47.99%	13,076,785	(7,226,017)

CHURCH MORTGAGE LOANS (b)

California		2.11%
	Mount Olive Missionary Baptist Church of Fresno (d)
881,699	3.50%, 05/31/2014		636,058
Georgia		2.03%
	God First Breakthrough Ministries, Inc. (e)
1,046,964	3.00%, 03/01/2020		611,532
Nevada		1.02%
	Iglesia Christiana Verbo De Dios, Inc. (e)
308,867	0.00%, 01/01/2014		308,866
New Jersey		2.10%
	Igreja Batista Do Calvario
724,852	8.75%, 08/01/2038		633,230
Texas		2.71%
	Pleasant Grove Missionary Baptist Foundation (e)
816,797	7.50%, 08/01/2033		$ 816,797

Total Church Mortgage Loans (Cost $3,779,178)		9.98%	3,006,483	(772,695)

U.S. TREASURY OBLIGATIONS

	U.S. Treasury Bills	5.81%
1,750,000	0.00%, 07/21/2016 (g)		1,749,825
	Total U.S. Treasury Bills (Cost $4,736,342)

	U.S. Treasury Notes	5.81%
1,750,000	0.50%, 11/30/2016 (Cost $1,750,000)		1,750,875

Total U.S. Treasury Obligations (Cost $3,495,001)		11.62%	3,500,700

SHORT TERM INVESTMENTS		36.69%

Money Market Funds
10,454,009	Federated Prime Cash Obligations Fund - 0.40% (g) (h) (Cost $10,454,009)		10,454,009

Total Investments - (Cost $38,030,989)		99.66%	30,037,977

ASSETS IN EXCESS OF LIABILITIES		0.34%	101,401

Net Assets		100.00%	$ 30,139,378

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.
(g) Variable rate or zero coupon securities; the coupon rate shown represents the yield as of March 31, 2016.
(h) Mutual funds are priced at their NAV as of March 31, 2016.

As of June 30, 2016, the cost of investments were $38,030,989, the gross unrealized appreciation on investments were $9,047 and the gross unrealized depreciation on investments were $8,002,060, for a net unrealized depreciation of $7,993,013 for federal income tax purposes.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments
June 30, 2016 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds and mortgages on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds and mortgages using a pricing service when such prices are believed to reflect fair value.  Church bonds and mortgages with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser, under these circumstances, may determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market
- the transaction price of any recent sales or purchases of the security
- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
- the estimated value of the underlying collateral
- the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values
- any current listing price or related data
- index adjusted appraisal values based on published real estate sources
- estimated costs associated with the disposition of the property
- risk adjusted discount rate
- estimated time to sell in years
- probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities and NAVs for open-end mutual funds and money market funds.
Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds and church mortgage loans are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing; (b) only if there are no readily available market quotations for those securities; and (c) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of June 30, 2016:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Balance as of
Assets	(Level 1)	(Level 2)	(Level 3)	30-Jun-16
Church Mortgage Bonds	$ -	$ -	$ 13,076,785	$ 13,076,785
Church Mortgage Loans	-	-	3,006,483	3,006,483
U.S. Govt. Obligations	3,500,700	-	-	3,500,700
Short Term Investments	10,454,009	-	-	10,454,009
	$13,954,709.00	$ -	$ 16,083,268	$ 30,037,977

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended June 30, 2016.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Church Mortgage Bonds	Church Mortgage Loans	Total
	Balance as of 3/31/2016	$ 13,997,716	$ 3,036,205	$ 20,324,701
	Accrued Accretion/(Amortization)	-	-	-
	Unrealized Appreciation/(Depreciation)	1,176,001	1,330	2,125,170
	Realized Gain/(Loss)	(271,910)	-	(2,234,809)
	Gross Sales and Paydowns	(1,825,022)	(31,052)	(5,634,046)
	Gross Purchases	0	-	47,502
	Transfer In/(Out) of Level 3	-	-	-
	Balance as of 6/30/2016	$ 13,076,785	$ 3,006,483	$ 14,628,518

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date winthin the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

CAPSTONE CHURCH CAPITAL FUND

Notes to Schedule of Investments

December 31, 2013

2.  SECURITY VALUATION

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value.  Bonds and mortgage loans with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  Capstone Asset Management Company’s (“CAMCO” or “Adviser”) fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

For performing bonds in which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Inputs used by the pricing service may not be considered observable and may be considered proprietary.

When the price from an independent pricing service is unavailable, the Adviser’s internal Valuation Committee will use the Market or Income Approach, whichever is appropriate.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds.  The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

 any current independent appraisal values

-

 any current listing price

-

 index adjusted appraisal values based on published real estate sources

-

 estimated costs associated with the disposition of the property

-

 risk adjusted discount rate

-

 estimated time to sell in years

-

 probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease.  Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Adviser may also incorporate a probability analysis into its valuation approach for certain defaulted bonds, whereby the value of the bond is derived from a weighted assessment by the Adviser of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Adviser's consideration of the likelihood of each outcome.

Similar methods are used to value church mortgage loans held by the Fund.  Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the California Baptist Foundation’s Church Loan Fund (“Loan Fund”).The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.  In determining the fair value of the church mortgage loans, the Adviser also considered the potential results of the trustee’s actions, including restructuring, refinance, acceleration of payments or other liquidation of property collateralizing the church mortgage loans.  For mortgages that have been restructured, the Adviser is currently valuing such mortgages under the Income Approach until additional information is available as to the church's ability to perform under the revised terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.  Investments in open-end mutual funds and money market funds are generally priced at the respective open-end mutual fund's or money market fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2013:

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE CHURCH CAPITAL FUND

By /s/ Michael L. Kern, III, CFA

Michael L. Kern, III, CFA

President and Treasurer

Date: August 26, 2016